Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Revenue:
Social casino games	$77,298	$69,339	$154,244	$139,620
iGaming	16,990	15,474	34,166	28,685
Total Revenue	$94,288	$84,813	$188,410	$168,305
Advertising expenses:
Social casino games	$8,364	$5,768	$17,498	$13,242
iGaming	3,385	5,674	9,351	10,740
Total advertising expenses	$11,749	$11,442	$26,849	$23,982
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,858	$305	$3,664	$608
iGaming	895	873	1,795	1,682
Total depreciation and amortization (including right-of-use assets)	$2,753	$1,178	$5,459	$2,290
Interest income:
Social casino games	$4,446	$4,108	$8,666	$7,914
iGaming	—	—	—	—
Total interest income	$4,446	$4,108	$8,666	$7,914
Interest expense:
Social casino games	$469	$463	$945	$910
iGaming	—	1	—	3
Total interest expense	$469	$464	$945	$913
Profit before income tax:
Social casino games	$43,313	$32,803	$88,037	$66,558
iGaming	(978)	(2,183)	(1,226)	(3,160)
Total profit before income tax	$42,335	$30,620	$86,811	$63,398

Schedule of revenue and noncurrent assets by geographical location	The following table presents our revenue disaggregated based on geographic location (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
U.S.	$58,462	$60,498	$115,930	$121,512
Canada	4,660	4,698	9,182	9,247
United Kingdom	16,862	14,125	33,508	26,339
Germany	5,827	217	13,928	447
International-other	8,477	5,275	15,862	10,760
Total	$94,288	$84,813	$188,410	$168,305